LIABILITY FOR ROYALTIES PAYABLE Schedule of liability for royalties payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LIABILITY FOR ROYALTIES PAYABLE
At January 1	$ 1,368	$ 1,596
Principal Payments	(429)	(488)
Amounts recognized as an offset from research and development expenses	(210)	(340)
Revaluation of the liability	378	600
As of December 31	$ 1,107	$ 1,368
Bottom of range [member]
LIABILITY FOR ROYALTIES PAYABLE
Royalties payable, as a percentage of sales	3.00%
Top of range [member]
LIABILITY FOR ROYALTIES PAYABLE
Royalties payable, as a percentage of sales	4.00%